Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2015
Registrant Name	YCG Funds
Central Index Key	0001558372
Amendment Flag	false
Document Creation Date	Apr. 06, 2016
Document Effective Date	Apr. 06, 2016
Prospectus Date	Apr. 01, 2016
YCG Enhanced Fund | Class R Shares
Prospectus:
Trading Symbol	YCGEX